Report of the directors financial review risk report - The Downside scenarios (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Consensus Downside scenario allowance for ECL | UK | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.50%)	(0.20%)
Consensus Downside scenario allowance for ECL | UK | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.60%	6.20%
House price index (%, start-to-trough)	(4.40%)	(4.10%)
Inflation rate (YoY % change, max)	4.40%	1.30%
Central bank policy rate (%, min)	4.40%	2.20%
Consensus Downside scenario allowance for ECL | US | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.60%)	(0.80%)
Consensus Downside scenario allowance for ECL | US | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	5.30%	5.30%
House price index (%, start-to-trough)	(3.10%)	(3.10%)
Inflation rate (YoY % change, max)	4.70%	3.40%
Central bank policy rate (%, min)	4.20%	4.60%
Consensus Downside scenario allowance for ECL | Hong Kong | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(2.60%)	(1.70%)
Consensus Downside scenario allowance for ECL | Hong Kong | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	4.70%	4.80%
House price index (%, start-to-trough)	0.10%	(3.80%)
Inflation rate (YoY % change, max)	2.70%	0.10%
Central bank policy rate (%, min)	4.60%	5.00%
Consensus Downside scenario allowance for ECL | Chinese mainland | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(1.90%)	(1.70%)
Consensus Downside scenario allowance for ECL | Chinese mainland | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.70%	6.80%
House price index (%, start-to-trough)	(6.20%)	(5.60%)
Inflation rate (YoY % change, max)	2.50%	(2.90%)
Central bank policy rate (%, min)	3.40%	1.50%
Consensus Downside scenario allowance for ECL | France | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.60%)	(0.40%)
Consensus Downside scenario allowance for ECL | France | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.80%	8.60%
House price index (%, start-to-trough)	0.20%	0.70%
Inflation rate (YoY % change, max)	3.10%	0.40%
Central bank policy rate (%, min)	2.90%	0.60%
Consensus Downside scenario allowance for ECL | UAE | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(1.50%)	0.40%
Consensus Downside scenario allowance for ECL | UAE | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	3.00%	3.20%
House price index (%, start-to-trough)	(6.60%)	(3.40%)
Inflation rate (YoY % change, max)	3.40%	0.50%
Central bank policy rate (%, min)	4.20%	4.60%
Consensus Downside scenario allowance for ECL | Mexico | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(1.00%)	(1.00%)
Consensus Downside scenario allowance for ECL | Mexico | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	3.40%	3.80%
House price index (%, start-to-trough)	0.50%	0.60%
Inflation rate (YoY % change, max)	5.90%	4.70%
Central bank policy rate (%, min)	9.30%	9.50%
Downside 2 scenario allowance for ECL | UK | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(8.40%)	(5.30%)
Downside 2 scenario allowance for ECL | UK | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	10.10%	8.90%
House price index (%, start-to-trough)	(34.00%)	(24.20%)
Inflation rate (YoY % change, max)	6.60%	(1.90%)
Central bank policy rate (%, min)	4.70%	1.40%
Downside 2 scenario allowance for ECL | US | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(5.50%)	(4.50%)
Downside 2 scenario allowance for ECL | US | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	10.60%	9.00%
House price index (%, start-to-trough)	(17.40%)	(17.10%)
Inflation rate (YoY % change, max)	5.20%	4.10%
Central bank policy rate (%, min)	4.50%	4.70%
Downside 2 scenario allowance for ECL | Hong Kong | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(9.90%)	(9.30%)
Downside 2 scenario allowance for ECL | Hong Kong | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	7.00%	7.00%
House price index (%, start-to-trough)	(11.60%)	(19.60%)
Inflation rate (YoY % change, max)	3.70%	(1.70%)
Central bank policy rate (%, min)	4.80%	5.00%
Downside 2 scenario allowance for ECL | Chinese mainland | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(9.30%)	(6.00%)
Downside 2 scenario allowance for ECL | Chinese mainland | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.90%	7.00%
House price index (%, start-to-trough)	(25.30%)	(23.10%)
Inflation rate (YoY % change, max)	2.70%	(6.50%)
Central bank policy rate (%, min)	3.50%	1.20%
Downside 2 scenario allowance for ECL | France | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(8.00%)	(6.20%)
Downside 2 scenario allowance for ECL | France | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	10.50%	10.70%
House price index (%, start-to-trough)	(11.30%)	(5.90%)
Inflation rate (YoY % change, max)	4.20%	(0.60%)
Central bank policy rate (%, min)	3.10%	0.10%
Downside 2 scenario allowance for ECL | UAE | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(10.40%)	(5.70%)
Downside 2 scenario allowance for ECL | UAE | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	4.60%	3.90%
House price index (%, start-to-trough)	(46.90%)	(30.50%)
Inflation rate (YoY % change, max)	3.90%	0.30%
Central bank policy rate (%, min)	4.50%	4.70%
Downside 2 scenario allowance for ECL | Mexico | 2026
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(10.40%)	(10.00%)
Downside 2 scenario allowance for ECL | Mexico | 2027
Disclosure of financial assets [line items]
Unemployment rate (%, max)	5.20%	5.20%
House price index (%, start-to-trough)	0.50%	0.60%
Inflation rate (YoY % change, max)	5.80%	4.80%
Central bank policy rate (%, min)	9.50%	9.90%